UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------
Check here if Amendment [ ]; Amendment Number:
                                                -------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
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Address:  230 West Monroe Street
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          Suite 2810
          ---------------------------------
          Chicago, IL  60606
          ---------------------------------

13F File Number:  28-7232
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodger D. Shay, Jr.
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Title:  President
        ---------------------------------------------------
Phone:  (312) 214-6590
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Signature, Place, and Date of Signing:


    /s/ Rodger D. Shay, Jr.      Chicago, IL          February 7, 2008
    -----------------------     -------------         ----------------
        [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           NONE
                                            ---------------------
Form 13F Information Table Entry Total:                        47
                                            ---------------------
Form 13F Information Table Value Total:                   111,989
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                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                              FORM 13F INFORMATION TABLE
                                                 --------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
----------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
3M CO                        COMMON          88579Y101    4,098    48,600             SOLE                 X
ABBOTT LABORATORIES          COMMON          002824100    2,976    53,000             SOLE                 X
AMERICAN EXPRESS CO.         COMMON          025816109    2,887    55,500             SOLE                 X
AMERICAN INT'L GROUP         COMMON          026874107    4,373    75,000             SOLE                 X
ANHEUSER-BUSCH               COMMON          035229103    3,978    76,000             SOLE                 X
AUTOMATIC DATA PROCESSING    COMMON          053015103    3,785    85,000             SOLE                 X
AUTOZONE INC                 COMMON          053332102       54       450             SOLE                 X
BERKSHIRE  HATHAWAY INC.     CLASS A         084670108    5,806        41             SOLE                 X
BEST BUY INC                 COMMON          086516101       53     1,000             SOLE                 X
CATERPILLAR INC              COMMON          149123101       58       800             SOLE                 X
CISCO SYSTEMS                COMMON          17275R102    3,519   130,000             SOLE                 X
CITIGROUP, INC.              COMMON          172967101       18       600             SOLE                 X
COCA COLA CO                 COMMON          191216100    5,401    88,000             SOLE                 X
CORNING INC                  COMMON          219350105       48     2,000             SOLE                 X
DEERE & CO                   COMMON          244199105       74       800             SOLE                 X
DELL INC.                    COMMON          24702R101    2,858   116,600             SOLE                 X
DIAGEO PLC.                  SPON ADR NEW    25243Q205       51       600             SOLE                 X
DOW CHEMICAL COMPANY         COMMON          260543103       43     1,100             SOLE                 X
ELI LILLY & CO               COMMON          532457108       48       900             SOLE                 X
EXXON MOBIL CORP.            COMMON          30231G102    3,092    33,000             SOLE                 X
FEDEX CORP.                  COMMON          31428X106    2,497    28,000             SOLE                 X
GENERAL ELECTRIC CO.         COMMON          369604103    5,264   142,000             SOLE                 X
HARLEY-DAVIDSON, INC.        COMMON          412822108    1,775    38,000             SOLE                 X
HOME DEPOT, INC.             COMMON          437076102    3,233   120,000             SOLE                 X
I B M CORP.                  COMMON          459200101    3,838    35,500             SOLE                 X
ILLINOIS TOOL WORKS, INC.    COMMON          452308109    3,373    63,000             SOLE                 X
INGERSOLL-RAND CO.           CLASS A         G4776G101       42       900             SOLE                 X
JOHNSON & JOHNSON            COMMON          478160104    5,790    86,800             SOLE                 X
KELLOGG CO                   COMMON          487836108       50       950             SOLE                 X
LEXMARK INTERNATIONAL GROUP  CLASS A         529771107       21       600             SOLE                 X

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
----------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----

MEDTRONIC, INC.              COMMON          585055106    3,670    73,000             SOLE                 X
MICROSOFT CORP.              COMMON          594918104    5,475   153,800             SOLE                 X
NOKIA CORP.                  SPONSORED ADR   654902204       61     1,600             SOLE                 X
OMNICOM GROUP                COMMON          681919106    3,232    68,000             SOLE                 X
PEPSICO INC.                 COMMON          713448108    5,389    71,000             SOLE                 X
PFIZER, INC.                 COMMON          717081103       48     2,100             SOLE                 X
PROCTER & GAMBLE CO.         COMMON          742718109    5,580    76,000             SOLE                 X
SEAGATE TECHNOLOGY           SHS             G7945J104       51     2,000             SOLE                 X
STAPLES, INC.                COMMON          855030102    3,091   134,000             SOLE                 X
SYSCO CORPORATION            COMMON          871829107    2,746    88,000             SOLE                 X
TJX COS., INC.               COMMON          872540109       32     1,100             SOLE                 X
TRANE INC                    COMMON          892893108       65     1,400             SOLE                 X
UBS AG                       SHS NEW         H89231338       30       650             SOLE                 X
UNITEDHEALTH GROUP INC       COMMON          91324P102    4,406    75,700             SOLE                 X
UST INC                      COMMON          902911106       55     1,000             SOLE                 X
WAL MART STORES INC.         COMMON          931142103    5,751   121,000             SOLE                 X
WELLS FARGO CO.              COMMON          949746101    3,206   106,200             SOLE                 X
TOTAL                                                   111,989
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